Basic and Diluted EPS under the Guidance of ASC 260 (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Basic EPS:
Net income	$ 220,559		$ 193,947		$ 215,213
Basic EPS(a)/(b)	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Diluted EPS:
Net income	220,559		193,947		215,213
Diluted EPS(c)/(d)	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Common Stock
Basic EPS:
Net income	220,559		193,947		215,213
Less income allocated to nonvested awards	(805)		(959)		(1,644)
Net income allocated to common stock for EPS calculation(a)	219,754		192,988		213,569
Average common shares outstanding(b)	191,239		195,378		195,623
Basic EPS(a)/(b)	$ 1.15		$ 0.99		$ 1.09
Diluted EPS:
Net income	220,559		193,947		215,213
Less income allocated to nonvested awards	(804)		(959)		(1,644)
Net income allocated to common stock for EPS calculation(c)	219,755		192,988		213,569
Average common shares outstanding	191,239		195,378		195,623
Increase due to assumed issuance of shares related to common equivalent shares outstanding	345		193		63
Average common and common equivalent shares outstanding(d)	191,584		195,571		195,686
Diluted EPS(c)/(d)	$ 1.15		$ 0.99		$ 1.09
Participating Securities
Basic EPS:
Less income allocated to nonvested awards	805		959		1,644
Net income allocated to common stock for EPS calculation(a)	805		959		1,644
Average common shares outstanding(b)	707		975		1,511
Basic EPS(a)/(b)	$ 1.14		$ 0.98		$ 1.09
Diluted EPS:
Less income allocated to nonvested awards	804		959		1,644
Net income allocated to common stock for EPS calculation(c)	$ 804		$ 959		$ 1,644
Average common shares outstanding	707		975		1,511
Average common and common equivalent shares outstanding(d)	707		975		1,511
Diluted EPS(c)/(d)	$ 1.14		$ 0.98		$ 1.09

[1]	Note: Basic and diluted EPS amounts for continuing operations and net income may not total due to rounding.